Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The income tax provision for continuing operations consisted of the following for the respective years:

In millions	2013	2012	2011
Current:
Federal	$2,623	$2,226	$1,807
State	437	410	338
	3,060	2,636	2,145
Deferred:
Federal	(115)	(182)	101
State	(17)	(18)	12
	(132)	(200)	113
Total	$2,928	$2,436	$2,258

The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the respective years:

	2013	2012	2011
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.0	3.9	3.9
Other	(0.1)	(0.3)	0.4
Effective income tax rate	38.9%	38.6%	39.3%

The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2013	2012
Deferred tax assets:
Lease and rents	$344	$336
Inventories	—	141
Employee benefits	213	202
Allowance for doubtful accounts	79	137
Retirement benefits	172	115
Net operating losses	10	5
Depreciation	192	—
Other	598	430
Valuation allowance	(3)	—
Total deferred tax assets	1,605	1,366
Deferred tax liabilities:
Inventories	(69)	—
Depreciation and amortization	(4,512)	(4,457)
Total deferred tax liabilities	(4,581)	(4,457)
Net deferred tax liabilities	$(2,976)	$(3,091)

Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows:

In millions	2013	2012
Deferred tax assets—current	$902	$693
Deferred tax assets—noncurrent (included in other assets)	23	—
Deferred tax liabilities—noncurrent	(3,901)	(3,784)
Net deferred tax liabilities	$(2,976)	$(3,091)

The Company believes it is more likely than not the deferred tax assets will be realized during future periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2013	2012	2011
Beginning balance	$80	$38	$35
Additions based on tax positions related to the current year	19	15	3
Additions based on tax positions related to prior years	37	42	13
Reductions for tax positions of prior years	(1)	(2)	—
Expiration of statutes of limitation	(17)	(12)	(7)
Settlements	(1)	(1)	(6)
Ending balance	$117	$80	$38

The Company and most of its subsidiaries are subject to U.S. federal income tax as well as income tax of numerous state and local jurisdictions. The Internal Revenue Service (“IRS”) is currently examining the Company's 2012 and 2013 consolidated U.S. federal income tax returns under its Compliance Assurance Process (“CAP”) program. The CAP program is a voluntary program under which participating taxpayers work collaboratively with the IRS to identify and resolve potential tax issues through open, cooperative and transparent interaction prior to the filing of their federal income tax return.

The Company and its subsidiaries are also currently under income tax examinations by a number of state and local tax authorities. As of December 31, 2013, no examination has resulted in any proposed adjustments that would result in a material change to the Company's results of operations, financial condition or liquidity.

Substantially all material state and local income tax matters have been concluded for fiscal years through 2008. The Company and its subsidiaries anticipate that a number of state and local income tax examinations will be concluded and statutes of limitation for open years will expire over the next twelve months, which may result in the utilization or reduction of the Company’s reserve for uncertain tax positions of up to approximately $13 million.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. During the years ended December 31, 2013, 2012 and 2011, the Company recognized interest of approximately $4 million, $4 million and $2 million, respectively. The Company had approximately $10 million accrued for interest and penalties as of December 31, 2013 and 2012.

There are no material uncertain tax positions as of December 31, 2013 the ultimate deductibility of which is highly certain but for which there is uncertainty about the timing of such deductibility. If present, such items would impact deferred tax accounting, not the annual effective income tax rate, and would accelerate the payment of cash to the taxing authority to a period earlier than expected.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is approximately $95 million, after considering the federal benefit of state income taxes.